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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE GRIFFIN
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


      /s/ George Griffin              Memphis, TN            November 11, 2008
------------------------------   ----------------------   ----------------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total: 96,492 (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
            COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------------  --------  -----------  --------  --------------------  --------    --------  -----------------------
                                  TITLE                                                                          VOTING AUTHORITY
                                   OF                    VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
        NAME OF ISSUER            CLASS      CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------  --------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ADHEREX TECHNOLOGIES               COM    00686R 20 0         9    100,000                SOLE                 100,000
ADTRAN, INC                        COM    00738A 10 6    22,877  1,173,763                SOLE               1,173,763
AEGEAN MARINE PETE NETWORK
   INC.                            COM    Y0017S 10 2     6,362    284,640                SOLE                 284,640
AMERICAN ORIENTAL BIOENGR INC.     COM    028731 10 7    21,217  3,269,166                SOLE               3,269,166
ATHENAHEALTH, INC                  COM    04685W 10 3     8,437    253,592                SOLE                 253,592
CB RICHARD ELLIS                COM CL A  12497T 10 1        27      2,043                SOLE                   2.043
ENSTAR GROUP LTD                   COM    G3075P 10 1     1,850     19,000                SOLE                  19,000
EAGLE BULK SHIPPING                COM    Y2187A 10 1       836     60,000                SOLE                  60,000
HANESBRANDS INC.                   COM    410345 10 2     6,325    290,789                SOLE                 290,789
HEELYS, INC.                       COM    42279M 10 7     1,337    298,411                SOLE                 298,411
INFINITY PPTY & CAS CORP           COM    45665Q 10 3     2,493     60,517                SOLE                  60,517
J B HUNT TRANSPORTATION SVCS       COM    445658 10 7     6,033    180,800                SOLE                 180,800
KNIGHT TRANSPORTATION INC          COM    499064 10 3     2,715    160,000                SOLE                 160,000
SAIA INC                           COM    78709Y 10 5     5,349    402,805                SOLE                 402,805
SPARTAN STORES INC                 COM    846822 10 4     3,447    138,565                SOLE                 138,565
SPDR GOLD TRUST                    ETF    78463V 10 7     1,701     20,000                SOLE                  20,000
STAPLES, INC                       COM    855030 10 2       586     26,061                SOLE                  26,061
STAR BULK CARRIERS CORP.           COM    Y8162K 10 5     4,890    698,500                SOLE                 698,500